Commitments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Commitments And Contingencies Disclosure [Abstract]
Future minimum rental payments under the terms of the lease due in 2017	$ 204,089
Future minimum rental payments under the terms of the lease due in 2018	206,665
Future minimum rental payments under the terms of the lease due in 2019	210,273
Future minimum rental payments under the terms of the lease due in 2020	122,659
Rental Expenses	$ 202,083	$ 198,238	$ 202,134